OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 4,432	$ 3,863
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	4,605	4,056
Allowance under lifetime expected credit loss model (IFRS 9)
Disclosure of provision matrix [line items]
Trade accounts receivables	(173)	(193)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	3,374	3,130
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	3,377	3,134
Not past due | Allowance under lifetime expected credit loss model (IFRS 9)
Disclosure of provision matrix [line items]
Trade accounts receivables	(3)	(4)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	688	529
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	691	538
Overdue 1-30 days | Allowance under lifetime expected credit loss model (IFRS 9)
Disclosure of provision matrix [line items]
Trade accounts receivables	(3)	(9)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	177	105
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	178	106
Overdue 31-60 days | Allowance under lifetime expected credit loss model (IFRS 9)
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(1)
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	96	34
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	97	34
Overdue 61-90 days | Allowance under lifetime expected credit loss model (IFRS 9)
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	0
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	55	33
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	59	46
Overdue 91-180 days | Allowance under lifetime expected credit loss model (IFRS 9)
Disclosure of provision matrix [line items]
Trade accounts receivables	(4)	(13)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	42	32
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	203	198
More than 180 days | Allowance under lifetime expected credit loss model (IFRS 9)
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (161)	$ (166)